CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Billions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Common Domain Members [Abstract]
Depreciation and amortisation expense, reclassified as direct costs	$ 1.9	$ 3.7
Increase in operating expenses		$ 3.1	$ 1.6